Assets and Liabilities Held for Sale	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Assets and Liabilities Held for Sale

8 ASSETS AND LIABILITIES HELD FOR SALE

The following assets and liabilities have been disclosed as held for sale:

€ million	30 June 2018 Spreads(a)	30 June 2018 Total	31 December 2017 Total
Property, plant and equipment held for sale	–	1	30

Disposal groups held for sale
Non-current assets
Goodwill and intangible assets	2,512	2,512	2,311
Property, plant and equipment	559	564	552
Deferred tax assets	140	140	145
Other non-current assets	3	3	1

	3,214	3,214	3,009

Current assets
Inventories	137	137	130
Trade and other receivables	23	24	18
Current tax assets	10	10	13
Cash and cash equivalents	9	9	19
Other	–	4	5

	179	184	185

Assets held for sale	3,393	3,404	3,224

Current liabilities
Trade payables and other current liabilities	82	83	106
Current tax liabilities	11	11	11
Provisions	1	1	1

	94	95	118

Non-current liabilities
Pensions and post-retirement healthcare liabilities	6	6	9
Provisions	–	–	1
Deferred tax liabilities	42	42	42

	48	48	52

Liabilities held for sale	142	143	170

(a)	In the second half of 2017 the Group announced agreements to sell the South African spreads business to Remgro and the global spreads business (excluding South Africa) to KKR. Both disposals were completed on 2 July 2018. Consideration of €7.3 billion was received for the sale of the global spreads business (excluding South Africa), including estimated working capital adjustments on completion.